Segments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Summary of Results for the Group's Segments

Set forth below are results for the Group’s segments for the years ended December 31, 2025, 2024 and 2023:

	Year Ended December 31, 2025
(in USD and thousands)	River	Ocean	Other	Total
Total revenue	$3,070,849	$2,868,205	$562,365	$6,501,419
Total cruise operating expenses	(1,789,646)	(1,549,311)	(344,903)	(3,683,860)
Other operating expenses
Selling and administration	(474,874)	(374,764)	(181,597)	(1,031,235)
Depreciation and amortization	(95,399)	(149,126)	(40,265)	(284,790)
Total other operating expenses	(570,273)	(523,890)	(221,862)	(1,316,025)
Operating income (loss)	$710,930	$795,004	$(4,400)	$1,501,534

	Year Ended December 31, 2024
(in USD and thousands)	River	Ocean	Other	Total
Total revenue	$2,654,407	$2,196,040	$483,435	$5,333,882
Total cruise operating expenses	(1,569,207)	(1,241,420)	(303,454)	(3,114,081)
Other operating expenses
Selling and administration	(439,424)	(292,843)	(151,622)	(883,889)
Depreciation, amortization and impairment	(97,827)	(120,678)	(42,339)	(260,844)
Total other operating expenses	(537,251)	(413,521)	(193,961)	(1,144,733)
Operating income (loss)	$547,949	$541,099	$(13,980)	$1,075,068

	Year Ended December 31, 2023
(in USD and thousands)	River	Ocean	Other	Total
Total revenue	$2,341,274	$1,945,200	$424,019	$4,710,493
Total cruise operating expenses	(1,446,513)	(1,131,696)	(273,575)	(2,851,784)
Other operating expenses
Selling and administration	(398,791)	(266,547)	(123,702)	(789,040)
Depreciation, amortization and impairment	(106,983)	(108,220)	(38,516)	(253,719)
Total other operating expenses	(505,774)	(374,767)	(162,218)	(1,042,759)
Operating income (loss)	$388,987	$438,737	$(11,774)	$815,950